CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (108,450)	$ (15,724)	¥ (140,584)	¥ (225,075)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	24,362	3,532	27,337	37,704
Amortization of intangible assets	6,043	876	4,481	4,366
Lease expense to reduce right-of-use assets	9,002	1,305
Unrealized exchange gain				(90)
Deferred tax benefits	(481)	(70)
Allowance for doubtful accounts	2,895	420	(246)	18,732
Interest expenses, net	807	117	2,857	7,931
Impairment of long-term investments	6,726	975	25,370	38,739
Impairment of property and equipment	22,400	3,248		10,952
Impairment of amount due from related companies				479
Impairment of loans	705	102	528	4,500
Loss/ (gain) on disposal of property and equipment	14	2	(821)	23
Change in fair value of structured deposits	(59)	(9)	(20)	(1,233)
Change in fair value of foreign currency swap contract	(838)	(121)	(6,060)
Share-based compensation expenses	15,515	2,249	30,212	28,858
Changes in operating assets and liabilities,
Accounts and notes receivable	12,528	1,816	1,271	71,799
Prepayments and other current assets	17,447	2,531	13,572	43,281
Amounts due from related parties	(220)	(32)	(35)	43
Derivative assets	7,214	1,046
Operating lease right-of-use assets	(26,214)	(3,801)
Other non-current assets	133	19	370	11
Accounts payable	(1,064)	(154)	1,699	(3,403)
Deferred revenue and customer deposits	12,023	1,743	8,605	29,520
Tax payable	(371)	(54)	(81)	(115)
Accrued interest related to convertible notes			(21,049)
Accrued liabilities and other current liabilities	(25,797)	(3,738)	(25,596)	8,908
Amounts due to related parties	(54)	(8)	54	(56)
Operating lease liabilities	5,941	861
Other non-current liabilities	2,317	336	1,486	(64)
Net cash provided by /(used in) operating activities	(17,476)	(2,533)	(76,650)	75,810
Cash flows from investing activities:
Purchase of short-term investments	(41,000)	(5,944)		(470,169)
Proceeds from maturities of short-term investments	71,000	10,294	50,000	391,964
Purchase of long-term investments	(2,690)	(390)		(36,012)
Payment for acquisitions, net of cash acquired	58	8
Proceed from disposal of long-term investments	585	85
Investment in loans granted to other companies	(1,000)	(145)	(2,000)	(8,000)
Proceed from maturities of loans granted to other companies	1,000	145
Investment in convertible loans			(4,859)
Purchase of property and equipment	(632)	(92)	(16,291)	(19,685)
Proceeds from disposal of property and equipment	24	3	2,238	133
Purchase of intangible assets	(492)	(71)	(2,646)	(2,646)
Net cash (used in) /provided by investing activities	26,853	3,893	26,442	(144,415)
Cash flows from financing activities:
Proceeds from short-term bank loans	43,000	6,234	150,000
Repayment of short-term bank loans	(188,000)	(27,257)
Proceeds from issuance of common shares	1		1
Repurchase of ordinary shares	(1,689)	(245)
Prepayment for stock issuance cost	(1,525)	(221)
Repayment of convertible notes			(207,459)
Proceeds from exercise of share options	173	25	2,938	315
Net cash provided by /(used in) financing activities	(148,040)	(21,464)	(54,520)	315
Effect of exchange rate on cash and cash equivalents and restricted cash	341	49	3,080	(7,054)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(138,322)	(20,055)	(101,648)	(75,344)
Cash and cash equivalents and restricted cash at the beginning of year	254,582	36,911	356,230	431,574
Cash and cash equivalents at the beginning of the year	90,552	13,129	356,115	431,459
Restricted cash at the beginning of the year	164,030	23,782	115	115
Cash and cash equivalents and restricted cash at the end of year	116,260	16,856	254,582	356,230
Cash and cash equivalents at the end of the year	116,128	16,837	90,552	356,115
Restricted cash at the end of the year	132	19	164,030	115
Supplemental disclosures of cash flow information:
Income tax paid	296	43	182	195
Interest expense paid	2,434	353	4,513
Non-cash investing and financing activities:
Unpaid cash consideration for business combination (Note 12)	¥ 16,788	$ 2,434
Acquisition of long-term investments				8,000
Purchase of property and equipment included in accrued liabilities and other current liabilities			¥ 2,484	1,355
Purchase of intangible assets included in accrued liabilities and other current liabilities				¥ 2,503